Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) - USD ($)	Share Capital [Member]	Capital Reserve [Member]	Foreign Currency Translation Reserve [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021	$ 30,273	$ (1,140)	$ 33,455	$ (191,051)		$ (128,463)
Income (loss)for the period				(314,549)	(610)	(315,159)
Foreign currency translation loss			(11,223)			(11,223)
Balance at Jun. 30, 2022	30,273	(1,140)	22,232	(505,600)	(610)	(454,845)
Balance at Dec. 31, 2022	30,273	(1,140)	9,851	(472,503)	(1,824)	(435,343)
Income (loss)for the period				(76,750)	34,261	(42,489)
Foreign currency translation loss			(7,269)			(7,269)
Balance at Jun. 30, 2023	$ 30,273	$ (1,140)	$ 2,582	$ (549,253)	$ 32,437	$ (485,101)